Investments in unconsolidated affiliated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Third party logistics business
Results of Operations of unconsolidated affiliated companies:
Sales	$ 1,084	$ 966	$ 812
Cost of sales	872	797	627
Gross profit	212	169	185
Profit (loss)	28	(46)	(36)
Assets:
Current assets	715	345	414
Property, plant and equipment - net	529	200	196
Other assets	616	9	39
Assets	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
Liabilities	1,321	309	386
Equity	539	245	263
Caterpillar's investments in unconsolidated affiliated companies:
Investments in equity method companies	256	111	135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$ 272	$ 133	$ 164
Disposal groups
Ownership percentage of investments in companies accounted for under the equity method (as a percent)				35.00%